Note 4 - Acquisition of Primero Mining Corp. - Consideration and Purchase Price Allocation (Details) (Parentheticals)	1 Months Ended		12 Months Ended
	May 31, 2018 $ / shares	May 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	May 10, 2018
Statement Line Items [Line Items]
Weighted average share price | (per share)	$ 8.80	$ 6.84
Primero Mining Corp. [member] | Primero shareholders [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable			6,418,594	6,418,594	6,418,594
Weighted average share price | (per share)			$ 8.80	$ 6.84
Primero Mining Corp. [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable			20,914,590	20,914,590	20,914,590
Weighted average share price | (per share)			$ 8.80	$ 6.84